STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7%
Advertising - .8%
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	2,650,000	[b]	2,718,767
Outfront Media Capital, Gtd. Notes		4.63	3/15/2030	1,860,000	[b]	1,787,925
Outfront Media Capital, Gtd. Notes		5.00	8/15/2027	1,843,000	[b]	1,800,040
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	2,124,000	[b]	2,143,912
					8,450,644
Aerospace & Defense - 1.2%
TransDigm, Gtd. Notes		5.50	11/15/2027	890,000		857,026
TransDigm, Gtd. Notes		6.50	5/15/2025	5,175,000		5,168,531
TransDigm, Sr. Scd. Notes		6.25	3/15/2026	3,705,000	[b]	3,889,528
TransDigm, Sr. Scd. Notes		8.00	12/15/2025	1,695,000	[b]	1,845,008
					11,760,093
Airlines - .5%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	2,745,000	[b]	2,653,715
Delta Air Lines, Sr. Scd. Notes		4.50	10/20/2025	1,445,000	[b]	1,484,182
Delta Air Lines, Sr. Scd. Notes		4.75	10/20/2028	1,145,000	[b]	1,189,635
					5,327,532
Automobiles & Components - 3.7%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/2025	2,315,000	[c]	2,296,260
American Axle & Manufacturing, Gtd. Notes		6.88	7/1/2028	1,370,000		1,331,530
Clarios Global, Gtd. Notes		8.50	5/15/2027	3,215,000	[b]	3,340,867
Clarios Global, Sr. Scd. Notes		6.25	5/15/2026	4,585,000	[b]	4,816,199
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	3,810,000	[b]	3,895,725
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	1,690,000		1,588,600
Ford Motor, Sr. Unscd. Notes		8.50	4/21/2023	1,325,000		1,446,363
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	1,325,000		1,520,828
Ford Motor Credit, Sr. Unscd. Notes	EUR	2.39	2/17/2026	2,525,000	[c]	2,767,614
Ford Motor Credit, Sr. Unscd. Notes	EUR	3.02	3/6/2024	2,758,000		3,179,050
Ford Motor Credit, Sr. Unscd. Notes		3.22	1/9/2022	1,010,000		1,012,475
Ford Motor Credit, Sr. Unscd. Notes		3.82	11/2/2027	200,000		190,872
Ford Motor Credit, Sr. Unscd. Notes		4.06	11/1/2024	470,000		470,341
Ford Motor Credit, Sr. Unscd. Notes		4.13	8/17/2027	975,000		950,016
Ford Motor Credit, Sr. Unscd. Notes		4.27	1/9/2027	2,780,000		2,732,670
Ford Motor Credit, Sr. Unscd. Notes	GBP	4.54	3/6/2025	1,780,000		2,293,212
Ford Motor Credit, Sr. Unscd. Notes		4.54	8/1/2026	740,000		738,061
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	2,440,000		2,510,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Automobiles & Components - 3.7% (continued)
Ford Motor Credit, Sr. Unscd. Notes	5.13	6/16/2025	825,000		851,813
				37,932,646
Banks - .3%
CIT Group, Sub. Notes	6.13	3/9/2028	1,355,000		1,549,524
Citigroup, Jr. Sub. Bonds	5.95	1/30/2023	1,730,000	[d]	1,782,003
				3,331,527
Building Materials - 1.8%
Boise Cascade, Gtd. Notes	4.88	7/1/2030	2,179,000	[b]	2,342,425
Cornerstone Building Brands, Gtd. Notes	6.13	1/15/2029	715,000	[b]	724,384
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	4,680,000	[b]	4,925,700
Griffon, Gtd. Notes	5.75	3/1/2028	4,775,000		4,995,748
Masonite International, Gtd. Notes	5.38	2/1/2028	2,176,000	[b]	2,328,081
Standard Industries, Sr. Unscd. Notes	5.00	2/15/2027	1,750,000	[b]	1,825,084
US Concrete, Gtd. Notes	5.13	3/1/2029	1,077,000	[b]	1,083,058
				18,224,480
Chemicals - 2.1%
Consolidated Energy Finance, Gtd. Notes	6.50	5/15/2026	2,160,000	[b]	1,899,439
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	4,260,000	[b]	3,889,870
Innophos Holdings, Sr. Unscd. Notes	9.38	2/15/2028	2,880,000	[b]	3,072,600
Kraton Polymers, Gtd. Notes	7.00	4/15/2025	1,065,000	[b]	1,088,297
Methanex, Sr. Unscd. Notes	5.13	10/15/2027	2,890,000		2,879,162
Tronox, Sr. Scd. Notes	6.50	5/1/2025	1,887,000	[b]	1,966,018
Venator Finance, Gtd. Notes	5.75	7/15/2025	4,055,000	[b]	3,520,247
Venator Finance, Sr. Scd. Notes	9.50	7/1/2025	2,405,000	[b]	2,561,325
				20,876,958
Collateralized Loan Obligations Debt - 1.5%
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%	5.78	4/15/2031	2,000,000	[b,e]	1,678,565
Barings CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.78%	7.05	4/20/2031	1,000,000	[b,e]	965,259
Battalion XVI CLO, Ser. 2019-16A, CI. D, 3 Month LIBOR +4.36%	4.63	12/19/2032	3,000,000	[b,e]	3,005,941
Carlyle Global Market Strategies CLO, Ser. 2014-1A, Cl. ER, 3 Month LIBOR +5.40%	5.67	4/17/2031	3,000,000	[b,e]	2,314,677
Catamaran CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +3.65%	3.89	10/25/2031	1,520,000	[b,e]	1,365,877
KKR CLO, Ser. 26, Cl. E, 3 Month LIBOR +7.00%	7.28	7/15/2032	1,000,000	[b,e]	951,104

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Collateralized Loan Obligations Debt - 1.5% (continued)
Neuberger Berman Loan Advisers CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.29	4/19/2030	2,000,000	[b,e]	1,863,449
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.32	4/17/2031	4,000,000	[b,e]	3,315,056
					15,459,928
Commercial & Professional Services - 4.6%
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	1,605,000	[b]	1,711,331
AMN Healthcare, Gtd. Notes		4.63	10/1/2027	2,005,000	[b]	2,058,884
APX Group, Sr. Scd. Notes		6.75	2/15/2027	3,950,000	[b]	4,104,919
Jaguar Holding II, Gtd. Notes		4.63	6/15/2025	725,000	[b]	747,932
Jaguar Holding II, Gtd. Notes		5.00	6/15/2028	1,230,000	[b]	1,285,350
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	2,965,000		2,963,558
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	7,714,000	[b]	7,935,777
Nielsen Finance, Gtd. Notes		5.88	10/1/2030	2,015,000	[b]	2,089,303
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	1,780,000	[b]	1,804,760
Prime Security Services Borrower, Sr. Scd. Notes		3.38	8/31/2027	820,000	[b]	789,763
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	1,990,000	[b]	2,132,474
The Brink's Company, Gtd. Notes		4.63	10/15/2027	1,925,000	[b]	1,926,829
United Rentals North America, Gtd. Notes		3.88	2/15/2031	1,995,000		2,028,666
United Rentals North America, Gtd. Notes		4.88	1/15/2028	2,500,000		2,628,125
United Rentals North America, Gtd. Notes		5.88	9/15/2026	1,550,000		1,635,041
Verisure Midholding, Gtd. Bonds	EUR	5.75	12/1/2023	1,280,000	[b]	1,505,121
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	4,780,000	[b]	5,209,196
WW International, Gtd. Notes		8.63	12/1/2025	3,416,000	[b]	3,573,990
					46,131,019
Consumer Discretionary - 5.7%
Allen Media, Gtd. Notes		10.50	2/15/2028	3,565,000	[b]	3,448,585
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,840,000	[b]	1,853,800
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	900,000	[b]	916,781
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	3,605,000	[b]	3,638,797
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	2,000,000	[b]	2,283,464
Boyd Gaming, Gtd. Notes		6.38	4/1/2026	695,000		724,593
Boyd Gaming, Gtd. Notes		8.63	6/1/2025	793,000	[b]	870,341
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	3,435,000	[b]	3,585,298

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Consumer Discretionary - 5.7% (continued)
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	3,095,000	[b]	3,284,739
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	2,545,000	[b]	2,582,666
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	3,260,000	[b]	3,294,295
H&E Equipment Services, Gtd. Notes		5.63	9/1/2025	1,295,000		1,351,656
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	3,955,000	[b]	4,005,842
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	5,263,000	[b]	5,226,764
Picasso Finance Sub, Sr. Scd. Notes		6.13	6/15/2025	502,000	[b]	541,452
Scientific Games International, Gtd. Notes		8.25	3/15/2026	1,645,000	[b,c]	1,724,314
Scientific Games International, Gtd. Notes		8.63	7/1/2025	1,935,000	[b]	2,022,752
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	1,435,000	[b]	1,446,659
Stars Group Holdings, Gtd. Notes		7.00	7/15/2026	3,730,000	[b]	3,970,119
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	1,550,000	[b]	1,712,409
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	1,905,000	[b]	2,041,922
TRI Pointe Group, Gtd. Notes		5.70	6/15/2028	400,000		439,000
TRI Pointe Group, Gtd. Notes		5.88	6/15/2024	4,815,000		5,215,247
Williams Scotsman International, Sr. Scd. Notes		4.63	8/15/2028	1,005,000	[b]	1,010,945
					57,192,440
Consumer Staples - .9%
Edgewell Personal Care, Gtd. Notes		5.50	6/1/2028	2,394,000	[b]	2,522,354
Prestige Brands, Gtd. Notes		5.13	1/15/2028	1,590,000	[b]	1,645,650
Spectrum Brands, Gtd. Notes		5.50	7/15/2030	1,490,000	[b]	1,574,744
The Scotts Miracle-Gro Company, Gtd. Notes		4.50	10/15/2029	3,250,000		3,453,222
					9,195,970
Diversified Financials - 3.4%
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	2,780,000	[b]	2,928,897
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	3,970,000	[b]	3,623,042
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	1,820,000		2,174,664
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	1,975,000		2,063,727
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	3,715,000		3,881,581
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	3,535,000	[b]	3,537,209
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	3,595,000	[b]	3,670,783

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Diversified Financials - 3.4% (continued)
Navient, Sr. Unscd. Notes	5.50	1/25/2023	6,130,000		6,205,307
Navient, Sr. Unscd. Notes	7.25	9/25/2023	1,305,000		1,353,122
Quicken Loans, Gtd. Notes	3.88	3/1/2031	4,369,000	[b]	4,325,310
Quicken Loans, Gtd. Notes	5.25	1/15/2028	970,000	[b]	1,023,869
				34,787,511
Electronic Components - 1.4%
Energizer Holdings, Gtd. Notes	4.75	6/15/2028	2,690,000	[b]	2,787,378
Energizer Holdings, Gtd. Notes	6.38	7/15/2026	2,429,000	[b]	2,613,179
Sensata Technologies, Gtd. Notes	3.75	2/15/2031	1,175,000	[b]	1,170,594
TTM Technologies, Gtd. Notes	5.63	10/1/2025	1,705,000	[b]	1,745,315
Wesco Distribution, Gtd. Notes	7.13	6/15/2025	1,825,000	[b]	1,990,391
Wesco Distribution, Gtd. Notes	7.25	6/15/2028	3,260,000	[b]	3,576,481
				13,883,338
Energy - 12.0%
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	1,030,000	[b]	854,900
Apache, Sr. Unscd. Notes	4.25	1/15/2030	3,205,000		2,894,516
Apache, Sr. Unscd. Notes	4.38	10/15/2028	1,948,000		1,786,073
Apache, Sr. Unscd. Notes	4.88	11/15/2027	855,000		809,578
Apache, Sr. Unscd. Notes	5.10	9/1/2040	2,574,000		2,318,595
Apache, Sr. Unscd. Notes	5.35	7/1/2049	630,000		558,451
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	3,246,000	[b]	2,868,036
Cheniere Energy, Sr. Scd. Notes	4.63	10/15/2028	1,750,000	[b]	1,799,219
Cheniere Energy Partners, Gtd. Notes	4.50	10/1/2029	2,750,000		2,824,222
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/2025	3,045,000		3,118,080
Continental Resources, Gtd. Notes	4.50	4/15/2023	2,130,000		2,034,661
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	3,920,000	[b]	3,511,418
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	2,170,000	[c]	1,980,125
Crestwood Midstream Partners, Gtd. Notes	6.25	4/1/2023	917,000		898,857
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	5,892,000	[b]	5,567,940
CVR Energy, Gtd. Bonds	5.75	2/15/2028	2,025,000	[b]	1,726,313
DCP Midstream Operating, Gtd. Notes	5.63	7/15/2027	2,480,000		2,539,520
Endeavor Energy Resources, Sr. Unscd. Notes	6.63	7/15/2025	724,000	[b]	745,039
Energy Transfer Operating, Gtd. Bonds	5.50	6/1/2027	2,200,000		2,402,621
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	2,955,000		2,551,731

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Energy - 12.0% (continued)
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	1,475,000		1,277,881
Enviva Partners, Gtd. Notes	6.50	1/15/2026	5,015,000	[b]	5,293,959
EQM Midstream Partners, Sr. Unscd. Notes	4.75	7/15/2023	1,335,000		1,335,668
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	1,485,000		1,498,632
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	930,000	[b]	960,225
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	1,165,000	[b]	1,236,572
EQT, Sr. Unscd. Notes	3.90	10/1/2027	1,075,000		981,609
EQT, Sr. Unscd. Notes	7.88	2/1/2025	2,665,000	[c]	2,957,737
Genesis Energy, Gtd. Notes	6.50	10/1/2025	6,215,000		5,341,016
Genesis Energy, Gtd. Notes	7.75	2/1/2028	970,000		843,696
Jagged Peak Energy, Gtd. Notes	5.88	5/1/2026	2,655,000		2,649,597
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	2,340,000		1,396,652
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	375,000		222,150
Matador Resources, Gtd. Notes	5.88	9/15/2026	2,560,000		2,144,832
Occidental Petroleum, Sr. Unscd. Notes	2.90	8/15/2024	2,300,000		1,955,690
Occidental Petroleum, Sr. Unscd. Notes	3.50	8/15/2029	2,915,000		2,239,886
Occidental Petroleum, Sr. Unscd. Notes	4.40	4/15/2046	2,180,000		1,559,071
Occidental Petroleum, Sr. Unscd. Notes	5.55	3/15/2026	1,140,000		1,034,356
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	1,503,000		1,394,145
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	2,435,000		2,074,364
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	2,712,000		2,635,006
Occidental Petroleum, Sr. Unscd. Notes	8.50	7/15/2027	1,040,000		1,049,968
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	2,625,000		2,708,672
Parsley Energy, Gtd. Notes	5.38	1/15/2025	1,420,000	[b]	1,420,000
PBF Holding, Sr. Scd. Notes	9.25	5/15/2025	1,856,000	[b]	1,905,082
PDC Energy, Gtd. Notes	5.75	5/15/2026	590,000		551,650
PDC Energy, Gtd. Notes	6.13	9/15/2024	2,640,000		2,521,200
Precision Drilling, Gtd. Notes	7.13	1/15/2026	765,000	[b]	494,756
Precision Drilling, Gtd. Notes	7.75	12/15/2023	488,000		372,405
Rattler Midstream, Gtd. Notes	5.63	7/15/2025	782,000	[b]	789,742
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	2,615,000	[c]	2,562,700
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	900,000		886,037

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Energy - 12.0% (continued)
Targa Resources Partners, Gtd. Bonds	5.13	2/1/2025	3,760,000		3,762,312
Targa Resources Partners, Gtd. Notes	5.88	4/15/2026	880,000		905,146
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	1,325,000		1,384,625
TerraForm Power Operating, Gtd. Notes	4.75	1/15/2030	2,680,000	[b]	2,853,423
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	1,573,000	[b]	1,266,265
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	2,888,000		2,868,679
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	2,116,000		2,101,452
Western Midstream Operating, Sr. Unscd. Notes	4.10	2/1/2025	1,485,000		1,416,824
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	4,045,000		3,822,525
WPX Energy, Sr. Unscd. Notes	5.75	6/1/2026	1,135,000		1,176,853
				121,642,955
Environmental Control - 1.5%
Covanta Holding, Gtd. Notes	5.00	9/1/2030	2,690,000		2,718,379
Covanta Holding, Sr. Unscd. Notes	6.00	1/1/2027	2,660,000		2,775,870
GFL Environmental, Sr. Scd. Notes	3.75	8/1/2025	1,225,000	[b]	1,224,234
GFL Environmental, Sr. Unscd. Notes	7.00	6/1/2026	348,000	[b]	367,514
GFL Environmental, Sr. Unscd. Notes	8.50	5/1/2027	1,281,000	[b]	1,392,287
Harsco, Gtd. Notes	5.75	7/31/2027	4,280,000	[b]	4,346,875
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	2,871,000	[b]	2,913,764
				15,738,923
Food Products - 2.9%
Albertsons, Gtd. Notes	3.50	3/15/2029	2,687,000	[b]	2,613,107
Albertsons, Gtd. Notes	5.75	3/15/2025	1,168,000		1,209,108
Albertsons, Gtd. Notes	7.50	3/15/2026	1,255,000	[b]	1,379,138
Kraft Heinz Foods, Gtd. Notes	3.88	5/15/2027	1,170,000	[b]	1,248,752
Kraft Heinz Foods, Gtd. Notes	4.25	3/1/2031	1,560,000	[b]	1,714,662
Kraft Heinz Foods, Gtd. Notes	4.63	1/30/2029	1,635,000		1,821,762
Kraft Heinz Foods, Gtd. Notes	4.63	10/1/2039	2,735,000	[b]	2,908,480
Kraft Heinz Foods, Gtd. Notes	5.00	6/4/2042	940,000		1,029,535
Kraft Heinz Foods, Gtd. Notes	5.00	7/15/2035	1,535,000		1,769,733
Kraft Heinz Foods, Gtd. Notes	5.20	7/15/2045	4,960,000		5,428,013
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	954,000		1,111,410
Post Holdings, Gtd. Notes	4.63	4/15/2030	3,840,000	[b]	3,955,200
Post Holdings, Gtd. Notes	5.50	12/15/2029	1,715,000	[b]	1,837,237
Post Holdings, Gtd. Notes	5.75	3/1/2027	1,015,000	[b]	1,069,876
				29,096,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Health Care - 7.5%
Avantor Funding, Gtd. Notes	4.63	7/15/2028	2,375,000	[b]	2,467,031
Bausch Health, Gtd. Notes	6.13	4/15/2025	1,780,000	[b]	1,824,055
Bausch Health, Gtd. Notes	6.25	2/15/2029	4,305,000	[b]	4,434,150
Bausch Health, Gtd. Notes	7.25	5/30/2029	3,990,000	[b]	4,300,961
Bausch Health, Gtd. Notes	9.00	12/15/2025	4,177,000	[b]	4,554,183
Bausch Health Americas, Gtd. Notes	8.50	1/31/2027	936,000	[b]	1,029,754
Centene, Sr. Unscd. Notes	4.25	12/15/2027	2,165,000		2,270,533
Centene, Sr. Unscd. Notes	4.63	12/15/2029	785,000		847,765
Centene, Sr. Unscd. Notes	5.38	6/1/2026	4,390,000	[b]	4,639,001
Community Health Systems, Sr. Scd. Notes	6.63	2/15/2025	2,813,000	[b]	2,728,047
DaVita, Gtd. Notes	3.75	2/15/2031	2,405,000	[b]	2,323,350
DaVita, Gtd. Notes	4.63	6/1/2030	1,155,000	[b]	1,186,214
Encompass Health, Gtd. Notes	4.63	4/1/2031	474,000		474,000
Encompass Health, Gtd. Notes	4.75	2/1/2030	2,155,000		2,189,976
HCA, Gtd. Notes	3.50	9/1/2030	1,400,000		1,428,345
HCA, Gtd. Notes	5.38	9/1/2026	2,895,000		3,204,403
HCA, Gtd. Notes	5.88	5/1/2023	1,880,000		2,049,200
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.25	2/1/2028	5,778,000	[b]	6,019,954
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.38	6/1/2025	1,350,000	[b]	1,372,781
Polaris Intermediate, Sr. Unscd. Notes	8.50	12/1/2022	5,425,000	[b,c]	5,526,719
Select Medical, Gtd. Notes	6.25	8/15/2026	2,980,000	[b]	3,103,789
Surgery Center Holdings, Gtd. Notes	6.75	7/1/2025	1,590,000	[b,c]	1,589,674
Surgery Center Holdings, Gtd. Notes	10.00	4/15/2027	925,000	[b,c]	986,859
Tenet Healthcare, Gtd. Notes	6.13	10/1/2028	2,510,000	[b]	2,448,819
Tenet Healthcare, Scd. Notes	6.25	2/1/2027	1,515,000	[b]	1,565,912
Tenet Healthcare, Sr. Scd. Notes	5.13	11/1/2027	2,260,000	[b]	2,330,286
Tenet Healthcare, Sr. Scd. Notes	7.50	4/1/2025	520,000	[b]	561,036
West Street Merger Sub, Sr. Unscd. Notes	6.38	9/1/2025	8,040,000	[b]	8,219,212
				75,676,009
Industrial - 3.0%
Bombardier, Sr. Unscd. Notes	6.00	10/15/2022	3,015,000	[b]	2,800,181
Bombardier, Sr. Unscd. Notes	6.13	1/15/2023	1,170,000	[b]	1,001,520
Brand Industrial Services, Sr. Unscd. Notes	8.50	7/15/2025	3,842,000	[b]	3,640,295
EnPro Industries, Gtd. Notes	5.75	10/15/2026	3,085,000		3,265,658
Gates Global, Gtd. Notes	6.25	1/15/2026	5,075,000	[b]	5,223,038
General Electric, Jr. Sub. Debs., Ser. D	5.00	1/21/2021	5,045,000	[d]	4,027,822
Husky III Holding, Sr. Unscd. Notes	13.00	2/15/2025	2,835,000	[b,c]	2,943,084
Mueller Water Products, Gtd. Notes	5.50	6/15/2026	1,854,000	[b]	1,920,855

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Industrial - 3.0% (continued)
Stevens Holding, Gtd. Notes		6.13	10/1/2026	2,208,000	[b]	2,370,420
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	2,825,000	[b]	2,817,937
					30,010,810
Information Technology - 1.7%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	4,591,000	[b]	4,738,807
Black Knight InfoServ, Gtd. Notes		3.63	9/1/2028	1,965,000	[b]	1,989,563
Boxer Parent, Sr. Scd. Notes		7.13	10/2/2025	1,285,000	[b]	1,374,308
CDK Global, Sr. Unscd. Notes		5.25	5/15/2029	1,875,000	[b]	1,998,638
Change Healthcare Holdings, Gtd. Notes		5.75	3/1/2025	3,665,000	[b]	3,715,394
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	3,690,000	[b]	3,897,562
					17,714,272
Insurance - 1.4%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	4,250,000	[b]	4,562,630
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	2,599,000	[b]	2,655,307
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	1,995,000	[b]	2,120,934
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	1,863,000	[b]	1,932,406
USI, Sr. Unscd. Notes		6.88	5/1/2025	3,355,000	[b]	3,407,388
					14,678,665
Internet Software & Services - .6%
Netflix, Sr. Unscd. Notes		5.88	11/15/2028	1,370,000		1,637,136
Netflix, Sr. Unscd. Notes		5.88	2/15/2025	3,555,000		4,014,857
					5,651,993
Materials - 3.7%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	4,605,000	[b]	5,286,832
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	4,215,000	[b]	4,198,351
Ardagh Packaging Finance, Gtd. Notes		6.00	2/15/2025	469,000	[b]	487,432
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	4,083,000	[b]	4,164,660
Berry Global, Scd. Notes		4.50	2/15/2026	1,365,000	[b,c]	1,381,209
Berry Global, Scd. Notes		5.13	7/15/2023	840,000		853,734
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	2,185,000	[b]	2,212,312
Graham Packaging, Gtd. Notes		7.13	8/15/2028	2,415,000	[b]	2,519,147
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	3,610,000	[b]	3,815,319
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	2,180,000	[b]	2,322,354
Mauser Packaging Solutions Holding, Sr. Scd. Notes		5.50	4/15/2024	1,550,000	[b]	1,557,750
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	2,040,000	[b]	2,121,600
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,355,000	[b]	1,277,088

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Materials - 3.7% (continued)
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	2,900,000	[b]	3,132,000
Trivium Packaging Finance, Sr. Scd. Notes		5.50	8/15/2026	1,955,000	[b]	2,029,241
					37,359,029
Media - 9.7%
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	4,620,000	[b,c]	4,929,214
AMC Networks, Gtd. Notes		4.75	8/1/2025	2,750,000	[c]	2,846,800
Block Communications, Gtd. Notes		4.88	3/1/2028	2,780,000	[b]	2,842,119
CCO Holdings, Sr. Unscd. Notes		4.25	2/1/2031	885,000	[b]	918,586
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	3,200,000	[b]	3,364,160
CCO Holdings, Sr. Unscd. Notes		5.00	2/1/2028	4,755,000	[b]	5,003,449
CCO Holdings, Sr. Unscd. Notes		5.13	5/1/2027	2,155,000	[b]	2,270,411
CCO Holdings, Sr. Unscd. Notes		5.38	5/1/2025	2,015,000	[b]	2,075,450
CCO Holdings, Sr. Unscd. Notes		5.38	6/1/2029	2,560,000	[b]	2,777,318
CCO Holdings, Sr. Unscd. Notes		5.88	5/1/2027	1,860,000	[b]	1,954,674
CSC Holdings, Gtd. Notes		5.38	2/1/2028	1,020,000	[b]	1,079,925
CSC Holdings, Gtd. Notes		6.50	2/1/2029	1,870,000	[b]	2,088,556
CSC Holdings, Sr. Unscd. Notes		4.63	12/1/2030	4,720,000	[b]	4,748,863
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	2,360,000	[b]	2,510,957
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,255,000	[b]	1,388,174
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	2,665,000	[b,c]	1,389,131
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	1,400,000	[b]	993,881
DISH DBS, Gtd. Notes		5.00	3/15/2023	1,865,000		1,904,631
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,934,000		1,994,438
DISH DBS, Gtd. Notes		7.38	7/1/2028	1,690,000		1,742,813
Gray Television, Gtd. Notes		7.00	5/15/2027	2,350,000		2,549,750
iHeartCommunications, Sr. Scd. Notes		4.75	1/15/2028	2,710,000	[b]	2,558,613
Meredith, Sr. Scd. Notes		6.50	7/1/2025	2,530,000	[b]	2,613,806
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	2,225,000	[b]	2,294,108
Nexstar Broadcasting, Gtd. Notes		5.63	7/15/2027	2,475,000	[b]	2,600,025
Nexstar Broadcasting, Sr. Unscd. Notes		4.75	11/1/2028	4,685,000	[b]	4,790,412
Radiate Holdco, Sr. Scd. Notes		4.50	9/15/2026	3,285,000	[b]	3,296,629
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	1,697,000	[b]	1,744,325
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	2,851,000	[b]	2,754,779
Sirius XM Radio, Gtd. Notes		5.38	7/15/2026	2,665,000	[b]	2,780,128
Sirius XM Radio, Gtd. Notes		5.50	7/1/2029	2,895,000	[b]	3,118,132
Summer BidCo, Sr. Unscd. Bonds	EUR	9.75	11/15/2025	2,710,785	[b]	3,216,081
TEGNA, Gtd. Notes		4.75	3/15/2026	1,793,000	[b]	1,835,494
TEGNA, Gtd. Notes		5.00	9/15/2029	4,385,000	[b]	4,334,309

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Media - 9.7% (continued)
Virgin Media Finance, Sr. Unscd. Notes	5.00	7/15/2030	2,030,000	[b]	2,022,388
Virgin Media Secured Finance, Sr. Scd. Notes	5.50	5/15/2029	3,065,000	[b]	3,294,998
Ziggo, Sr. Scd. Notes	4.88	1/15/2030	2,166,000	[b]	2,245,871
Ziggo, Sr. Scd. Notes	5.50	1/15/2027	1,365,000	[b]	1,432,356
				98,305,754
Metals & Mining - 3.0%
ArcelorMittal, Sr. Unscd. Notes	4.55	3/11/2026	955,000		1,032,412
Arconic, Scd. Notes	6.13	2/15/2028	4,255,000	[b]	4,379,991
Arconic, Sr. Scd. Notes	6.00	5/15/2025	1,260,000	[b]	1,347,948
Commercial Metals, Sr. Unscd. Notes	5.38	7/15/2027	3,000,000		3,174,780
First Quantum Minerals, Gtd. Notes	7.25	4/1/2023	2,850,000	[b]	2,850,784
Freeport-McMoRan, Gtd. Notes	4.63	8/1/2030	1,905,000		2,006,394
Freeport-McMoRan, Gtd. Notes	5.45	3/15/2043	2,665,000		2,963,800
Hudbay Minerals, Gtd. Notes	6.13	4/1/2029	1,253,000	[b]	1,245,169
Hudbay Minerals, Gtd. Notes	7.63	1/15/2025	2,265,000	[b]	2,309,032
Kaiser Aluminum, Gtd. Notes	4.63	3/1/2028	4,693,000	[b]	4,384,154
Kaiser Aluminum, Gtd. Notes	6.50	5/1/2025	505,000	[b]	522,127
Novelis, Gtd. Notes	4.75	1/30/2030	3,885,000	[b]	3,799,472
				30,016,063
Real Estate - 2.2%
Brookfield Property REIT, Sr. Scd. Notes	5.75	5/15/2026	2,375,000	[b]	1,876,119
Greystar Real Estate Partners, Sr. Scd. Notes	5.75	12/1/2025	3,770,000	[b]	3,817,125
Iron Mountain, Gtd. Notes	5.25	7/15/2030	1,820,000	[b]	1,900,763
Ladder Capital Finance Holdings, Gtd. Notes	4.25	2/1/2027	395,000	[b]	342,663
Ladder Capital Finance Holdings, Gtd. Notes	5.25	10/1/2025	6,235,000	[b]	5,786,859
Ladder Capital Finance Holdings, Gtd. Notes	5.25	3/15/2022	1,030,000	[b]	1,012,284
SBA Communications, Sr. Unscd. Notes	3.88	2/15/2027	2,749,000	[b]	2,793,671
VICI Properties, Gtd. Notes	4.13	8/15/2030	1,515,000	[b]	1,494,169
VICI Properties, Gtd. Notes	4.25	12/1/2026	1,665,000	[b]	1,675,365
VICI Properties, Gtd. Notes	4.63	12/1/2029	1,200,000	[b]	1,227,750
				21,926,768
Retailing - 1.1%
Burlington Coat Factory Warehouse, Sr. Scd. Notes	6.25	4/15/2025	1,815,000	[b]	1,913,691
Macy's, Sr. Scd. Notes	8.38	6/15/2025	2,728,000	[b]	2,824,489
New Red Finance, Scd. Notes	4.38	1/15/2028	1,355,000	[b]	1,384,119
New Red Finance, Sr. Scd. Notes	5.75	4/15/2025	1,165,000	[b]	1,245,467

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Retailing - 1.1% (continued)
PetSmart, Gtd. Notes		7.13	3/15/2023	1,820,000	[b]	1,838,200
Staples, Sr. Scd. Notes		7.50	4/15/2026	2,170,000	[b]	2,003,192
					11,209,158
Technology Hardware & Equipment - 1.4%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,635,000	[b]	1,955,295
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	3,557,000	[b]	3,765,084
Everi Payments, Gtd. Notes		7.50	12/15/2025	2,110,000	[b]	2,075,491
Tempo Acquisition, Sr. Scd. Notes		5.75	6/1/2025	773,000	[b]	812,616
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	5,020,000	[b]	5,132,875
					13,741,361
Telecommunication Services - 6.5%
Altice France, Sr. Scd. Notes		7.38	5/1/2026	4,475,000	[b]	4,694,051
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,480,000	[b]	1,614,465
Altice France Holding, Gtd. Notes		6.00	2/15/2028	3,850,000	[b]	3,679,233
Altice France Holding, Sr. Scd. Notes	EUR	8.00	5/15/2027	3,605,000	[b]	4,495,077
CenturyLink, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	1,180,000		1,328,987
CenturyLink, Sr. Unscd. Notes		5.13	12/15/2026	2,600,000	[b]	2,674,997
CenturyLink, Sr. Unscd. Notes		5.63	4/1/2025	840,000		900,627
Cincinnati Bell, Gtd. Notes		7.00	7/15/2024	1,500,000	[b]	1,548,758
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	4,098,000	[b]	4,338,757
CommScope, Gtd. Notes		7.13	7/1/2028	1,500,000	[b]	1,543,230
CommScope, Gtd. Notes		8.25	3/1/2027	3,790,000	[b]	3,946,356
CommScope, Sr. Scd. Notes		6.00	3/1/2026	2,430,000	[b]	2,536,227
CommScope Technologies, Gtd. Notes		6.00	6/15/2025	1,331,000	[b]	1,350,832
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	3,720,000	[b]	3,737,484
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,600,000	[b]	1,656,000
Intrado, Gtd. Notes		8.50	10/15/2025	2,550,000	[b]	2,224,161
Level 3 Financing, Gtd. Notes		3.63	1/15/2029	2,845,000	[b]	2,814,772
Level 3 Financing, Gtd. Notes		5.38	5/1/2025	1,230,000		1,269,360
Lorca Telecom Bondco, Gtd. Bonds	EUR	4.00	9/18/2027	1,360,000	[b]	1,594,532
Sprint, Gtd. Notes		7.63	3/1/2026	3,465,000		4,192,303
Sprint, Gtd. Notes		7.88	9/15/2023	2,230,000		2,559,204
Sprint Capital, Gtd. Notes		6.88	11/15/2028	770,000		960,352
Sprint Capital, Gtd. Notes		8.75	3/15/2032	1,015,000		1,486,782
Telecom Italia Capital, Gtd. Notes		6.00	9/30/2034	3,480,000		4,049,641
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	2,068,000	[b]	2,029,225
Zayo Group Holdings, Sr. Scd. Notes		4.00	3/1/2027	2,090,000	[b]	2,059,758
					65,285,171
Utilities - 2.6%
Calpine, Sr. Scd. Notes		4.50	2/15/2028	1,655,000	[b]	1,697,732
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	2,209,000	[b]	2,255,776
Calpine, Sr. Unscd. Notes		5.13	3/15/2028	1,565,000	[b]	1,621,989

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Utilities - 2.6% (continued)
Clearway Energy Operating, Gtd. Notes	4.75	3/15/2028	595,000	[b]	617,872
Clearway Energy Operating, Gtd. Notes	5.75	10/15/2025	3,995,000		4,215,144
NRG Energy, Gtd. Notes	5.75	1/15/2028	1,880,000		2,031,575
NRG Energy, Gtd. Notes	6.63	1/15/2027	1,980,000		2,096,741
Pattern Energy Operations, Gtd. Notes	4.50	8/15/2028	1,465,000	[b]	1,522,684
Pike, Sr. Unscd. Notes	5.50	9/1/2028	4,040,000	[b]	4,077,633
The AES, Sr. Unscd. Notes	6.00	5/15/2026	3,155,000		3,324,660
Vistra Operations, Gtd. Notes	5.50	9/1/2026	1,995,000	[b]	2,084,775
Vistra Operations, Gtd. Notes	5.63	2/15/2027	695,000	[b]	734,379
				26,280,960
Total Bonds and Notes (cost $880,333,132)			896,887,990

Floating Rate Loan Interests - 2.8%
Consumer Discretionary - .3%
Caesars Resort Collection, Term Loan B-1, 1-3 Month LIBOR +4.50%	4.71	7/20/2025	3,365,000	[e]	3,266,389
Food Products - .3%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	5.90	1/31/2028	2,988,000	[e]	2,980,530
Health Care - .5%
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%	3.90	2/21/2026	320,559	[e]	297,587
Milano Acquisition, Term Loan B, 1 Month LIBOR +4.00%	4.75	8/17/2027	2,919,000	[e]	2,895,283
Pathway Vet Alliance, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR +4.00% @ Floor	4.00	3/31/2027	135,140	[e,f]	133,332
Pathway Vet Alliance, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.15	3/31/2027	1,650,348	[e]	1,628,275
				4,954,477
Information Technology - .2%
SkillSoft, Second Out Term Loan, 1 Month LIBOR +6.50%	7.50	4/27/2025	775,283	[e]	767,530
SkillSoft, Senior Secured Term Loan, 3 Month LIBOR +7.50%	8.50	12/27/2024	253,772	[e]	256,310
Ultimate Software Group, 2020 Incremental Term Loan, 3 Month LIBOR +4.00%	4.75	5/3/2026	1,453,000	[e]	1,451,554
				2,475,394

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 2.8% (continued)
Insurance - .9%
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%	6.65	8/4/2025	5,091,515	[e]	5,110,074
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.65	2/28/2025	4,439,416	[e]	4,109,235
				9,219,309
Materials - .6%
Plaze, 2020-1 Additional Term Loan, 1 Month LIBOR +4.25%	5.25	8/3/2026	3,040,000	[e]	3,002,000
Tosca Services, New First Lien Term Loan, 1 Month LIBOR +4.25%	5.25	8/18/2027	2,656,000	[e]	2,660,157
				5,662,157
Total Floating Rate Loan Interests (cost $29,041,624)			28,558,256
Description			Shares		Value ($)
Common Stocks - .1%
Information Technology - .1%
SkillSoft, Cl. A (cost $991,127)			7,261	[g,h,i]	1,198,065

Exchange-Traded Funds - 1.9%
Registered Investment Companies - 1.9%
Invesco Senior Loan ETF			190,200	[c]	4,134,948
iShares iBoxx High Yield Corporate Bond ETF			92,900	[c]	7,794,310
SPDR Bloomberg Barclays High Yield Bond ETF			69,700		7,267,619
Total Exchange-Traded Funds (cost $19,308,476)			19,196,877
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $1,329,538)	0.12	1/14/2021	1,330,000	[j]	1,329,622
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 5.0%
Registered Investment Companies - 5.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $50,479,821)	0.10		50,479,821	[k]	50,479,821

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $19,700,314)	0.10	19,700,314	[k] 19,700,314
Total Investments (cost $1,001,184,032)		100.6%	1,017,350,945
Liabilities, Less Cash and Receivables		(0.6%)	(6,447,495)
Net Assets		100.0%	1,010,903,450

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $636,550,133 or 62.97% of net assets.

c Security, or portion thereof, on loan. At September 30, 2020, the value of the fund’s securities on loan was $30,193,006 and the value of the collateral was $31,678,475, consisting of cash collateral of $19,700,314 and U.S. Government & Agency securities valued at $11,978,161.

d Security is a perpetual bond with no specified maturity date, Maturity date shown is next reset date of the bond.

e Variable rate security—rate shown is the interest rate in effect at period end.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At September 30, 2020, the value of these securities amounted to $1,198,065 or .12% of net assets.

h Non-income producing security.

i The fund held Level 3 securities at September 30, 2020, these securities were valued at $1,198,065 or .12% of net assets.

j Security is a discount security. Income is recognized through the accretion of discount.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	15,459,928	−	15,459,928
Corporate Bonds	−	881,428,062	−	881,428,062
Equity Securities – Common Stocks	−	−	1,198,065	1,198,065
Exchange-Traded Funds	19,196,877	−	−	19,196,877
Floating Rate Loan Interests	−	28,558,256	−	28,558,256
Investment Companies	70,180,135	−	−	70,180,135
U.S. Treasury Securities	−	1,329,622	−	1,329,622
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(377,381)	−	(377,381)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Fund

September 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Barclays Capital
United States Dollar	32,348,133	Euro	27,810,000	10/30/2020	(278,559)
Citigroup
United States Dollar	6,366,884	British Pound	5,010,000	10/30/2020	(98,822)
Gross Unrealized Depreciation					(377,381)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2020, accumulated net unrealized appreciation on investments was $16,166,913, consisting of $30,454,741 gross unrealized appreciation and $14,287,828 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.